Employee Benefits (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits [Line Items]
Description Of Employee Participation In Employee Benefit Plans	The LLC sponsors a 401(k) profit sharing and savings plan for its employees. Employee participation in this plan is voluntary and the LLC matches 50% of eligible employee contributions, up to an amount equal to 3% of employee compensation, on a biweekly basis.		The LLC sponsors a 401(k) profit sharing and savings plan for its employees. Employee participation in this plan is voluntary and the LLC matches 50% of eligible employee contributions, up to an amount equal to 3% of employee compensation, on a biweekly basis.
Defined Benefit Plan, Contributions by Plan Participants	$ 9,000	$ 20,000	$ 155,000	$ 244,000
Accrued Liabilities and Other Liabilities, Total			$ 4,180,000